INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of component of income tax provision reflected in the consolidated statements of operations

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Current:
Federal	$—	$—	$—	$—
Foreign	—	—	—	—
State	4,045	480	3,700	2,015

Total current	4,045	480	3,700	2,015

Deferred:
Federal	(229,778)	3,020	—	—
Foreign	—	—	—	—
State	(36,820)	—	—	—

Total deferred	(266,598)	3,020	—	—

Total provision (benefit)	(262,553)	3,500	3,700	2,015
Tax provision from discontinued operations	830	—	1,200	—

Total provision (benefit) from continuing operations	$(263,383)	$3,500	$2,500	$2,015

Schedule of pre-tax income (losses)

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Domestic	$103,526	$(39,294)	$98,093	$(78,677)
Foreign	(1,679)	124	7	(1,296)

Total	$101,847	$(39,170)	$98,100	$(79,973)

Schedule of the difference between the effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate

(In thousands)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)
Income tax expense (benefit) at the federal statutory rate	$34,902	$(13,470)	$21,600	$(26,730)
Effect of:
State income taxes	1,479	(1,930)	2,500	2,015
Change in ASC 740 (formerly FIN 48) reserve	2,193	—	—	(5,400)
Federal credits	(2,600)	—	—	—
Change in net operating loss carryforward for excess tax deductions	(28,206)	—	—	—
Permanent items	537	20	100	825
Other items	(6,088)	—	—	—
Valuation allowance	(265,600)	18,880	(21,700)	31,305

Income tax expense (benefit)	$(263,383)	$3,500	$2,500	$2,015

Effective income tax rate	(264.1)%	(9.1)%	4.0%	(2.6)%

Schedule of significant components of deferred income tax assets and liabilities

	December 31, 2013 (Successor)		December 31, 2012 (Successor)
	Deferred Income Tax		Deferred Income Tax
(In thousands)	Assets	Liabilities	Assets	Liabilities
Tangible assets	$—	$(102,669)	$—	$(125,641)
Accrued reserves	33,156	—	35,359	—
Intangible assets	—	(89,761)	—	(76,430)
Receivables	—	(3,513)	—	(1,632)
Investments	—	(227,718)	—	(231,524)
Capital loss carryforwards	564	—	2,077	—
Pension postretirement and deferred compensation	29,290	—	28,001	—
Corporate borrowings	43,839	—	50,558	—
Deferred revenue	154,155	—	136,350	—
Lease liabilities	97,307	—	86,417	—
Capital and financing lease obligations	37,956	—	40,102	—
Alternative minimum tax and other credit carryovers	19,545	—	15,083	—
Charitable contributions	—	—	1,051	—
Net operating loss carryforward	214,770	—	241,216	—

Total	$630,582	$(423,661)	$636,214	$(435,227)
Less: Valuation allowance	—	—	(248,420)	—

Total deferred income taxes	$630,582	$(423,661)	$387,794	$(435,227)

Schedule of rollforward of the Company's valuation allowance for deferred tax assets

(In thousands)	Balance at Beginning of Period	Additions Charged (Credited) to Revenues, Costs and Expenses	Charged (Credited) to Goodwill	Charged (Credited) to Other Accounts(1)	Balance at End of Period
Calendar Year 2013
Valuation allowance-deferred income tax assets	$248,420	(265,600)	11,088	6,092	$—
From Inception August 31, 2012 through December 31, 2012
Valuation allowance-deferred income tax assets	$232,985	18,880	195	(3,640)	$248,420
March 30, 2012 through August 30, 2012
Valuation allowance-deferred income tax assets	$413,666	(21,700)	(158,981)	—	$232,985
Fiscal Year 2012
Valuation allowance-deferred income tax assets	$329,221	32,560	—	51,885	$413,666
(1)
Primarily relates to amounts resulting from the Company's tax sharing arrangement, changes in deferred tax assets and associated valuation allowance that are not related to income statement activity as well as amounts charged to other comprehensive income.

Schedule of reconciliation of the change in the amount of unrecognized tax benefits

(In millions)	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012	52 Weeks Ended March 29, 2012
	(Successor)	(Successor)	(Predecessor)	(Predecessor)

Balance at beginning of period	$21.9	$22.4	$22.7	$28.2
Gross increases—current period tax positions	3.8	—	0.6	0.7
Gross increases—prior period tax positions	2.2
Favorable resolutions with authorities	(0.5)	—	—	(1.0)
Expired attributes	—	—	—	(5.2)
Cash settlements	—	(0.5)	(0.9)	—

Balance at end of period	$27.4	$21.9	$22.4	$22.7